INVESTMENTS - Skysea (Details) - Skysea $ in Millions	Dec. 31, 2014 USD ($)
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	35.00%
Loan provided	$ 80
RCL
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	35.00%
Loan provided	$ 80